SHARE CAPITAL									1 Months Ended						9 Months Ended	12 Months Ended
	Aug. 05, 2022 USD ($) shares $ / shares	Nov. 23, 2020 shares	Jun. 24, 2020 USD ($) $ / shares shares	Jun. 24, 2020 CAD ($)	Feb. 13, 2020 USD ($) $ / shares shares	Feb. 13, 2020 CAD ($)	Feb. 12, 2020 USD ($) $ / shares shares	Feb. 12, 2020 CAD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($) shares $ / shares	Oct. 31, 2022 USD ($) shares $ / shares	Jan. 31, 2021 USD ($) shares Segment $ / shares	Jan. 31, 2021 USD ($) Segment $ / shares	Sep. 30, 2022 USD ($) shares	Aug. 13, 2022 USD ($) shares	Jul. 29, 2022 shares	Jul. 22, 2022 shares	Jan. 31, 2021 $ / shares	Sep. 30, 2020 $ / shares	Aug. 31, 2020 $ / shares	Aug. 30, 2020 USD ($)	Jul. 31, 2020 $ / shares	Jul. 17, 2020 USD ($) shares	Jun. 30, 2020 shares	Jun. 24, 2020 $ / shares	Feb. 13, 2020 $ / shares shares	Feb. 12, 2020 $ / shares	Jan. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
SHARE CAPITAL

12. SHARE CAPITAL

a)	Share capital

Authorized share capital

Unlimited Common Shares without par value.

Shares outstanding

On July 29, 2022, the Company completed a share reorganization (the “Share Reorganization”) to redesignate all Class B shares to common shares and to convert the Class A shares to common shares. The Company also effected a share consolidation on the basis of 1 new share for each 3.86 shares outstanding (the “Consolidation”). Prior to the Share Reorganization and Consolidation, the Company had 6,824,127 Class A and 7,130,223 Class B common shares issued and outstanding. Immediately following the Share Reorganization and Consolidation, the Company had 3,615,116 common shares outstanding. Except where otherwise indicated, all historical share numbers and per share amounts have been adjusted on a retroactive basis to reflect following the Share Reorganization and Consolidation.

Year ended October 31, 2022:

On July 22, 2022, the Company cancelled 316,023 common shares issued to a former director.

On August 5, 2022, the Company closed its IPO of 3,728,549 units at $4.16 per unit, each unit consists of one share of common stock and one warrant, with an exercise price of $4.16 per share. The gross proceeds of the offering were $15,510,764. The fair value of the warrants was determined to be $5,047,704 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.79% and an expected remaining life - 5 years. In connection with the IPO, the Company paid share issuance costs of $1,840,861 consisting of $1,085,753 in underwriting fees, $500,000 in legal fees and $255,108 in other related expenses. In addition, the Company issued 262,841 warrants to the underwriter exercisable at $5.20 until August 4, 2027. The fair value of the underwriter warrants was estimated to be $318,581 using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.92% and an expected remaining life - 5 years (Note 13).

On August 5, 2022, the Company issued 757,212 shares with a fair value of $2,124,886 as part of the repayment of its December Senior Secured Promissory Notes and April Senior Secured Promissory Notes.

On September 30, 2022, the Company issued 50,000 shares with a fair value of $140,310 to a consultant for marketing services.

Year ended October 31, 2021:

On August 13, 2021, the Company issued 2,277 common shares to a consultant for services rendered. The fair value of the shares was estimated to be $12,658 based on the price of the most recently completed financing.

Year ended January 31, 2021:

On February 12, 2020, the Company issued 108,233 shares for nominal consideration to its CEO for services rendered. The fair value of the shares is estimated to be $452,694 and is recorded as share-based compensation in the statements of comprehensive loss.

On February 12, 2020, the Company issued 36,078 shares at CAD$5.56 ($4.17) per share for gross proceeds of CAD$200,000 ($150,898).

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

On February 13, 2020, the Company issued 90,194 shares at CAD$5.56 ($4.17) per share for gross proceeds of CAD$525,000 ($377,239).

On June 24, 2020, the Company issued 508,696 shares for nominal consideration to its CEO for services rendered. The fair value of the shares is estimated to be $2,074,902 is recorded as share-based compensation in the statements of comprehensive loss.

On June 24, 2020, the Company issued 112,743 shares at CAD$2.20 ($1.66) per share for gross proceeds of CAD$250,000 ($183,945). As the shares were issued at a price lower than other financings held during the same period, the Company has determined that the fair value of the shares issued to be $459,863 based on the share price of the most recent financing of shares. The difference between the proceeds received and the fair value of the shares of $275,918 has been recognized as consulting fees in the statements of comprehensive loss.

On July 17, 2020, the Company issued 489,026 shares for nominal consideration to directors of the Company for services rendered. The fair value of the shares is estimated to be $1,997,611 and has been recorded as share-based compensation on the statements of comprehensive loss.

In July and August 2020, the Company completed a private placement of 535,491 units at CAD$2.32 ($1.66) per unit for gross proceeds of CAD$1,240,198 ($746,365). Each unit comprises of one share and on half-warrant exercisable at CAD$3.47 ($2.59) for twenty-four months from the time the Company completes a bone-fide public offering of common shares under a prospectus or registration statement filed with the securities regulatory authorities in Canada or the United States (the “Liquidity Event”). The fair value of the attached warrants was determined to be $178,955 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.28% and an expected remaining life - 2.95 years.

In August and September 2020, the Company completed a brokered private placement of 756,230 units at CAD$6.95 ($5.17) per unit for gross proceeds of CAD$5,311,684 ($3,217,886). Each unit comprises of one share and on half-warrant exercisable at CAD$10.42 ($7.80) for twenty-four months from Liquidity Event. The fair value allocated to the attached warrants upon issuance was estimated to be $821,346. In conjunction with the private placement, the Company paid finders fees of $400,083 and issued 179,434 finders’ units. Each finders’ unit comprises of one share and on half-warrant with the same terms as the unit warrants. The Company also issued 236,073 broker warrants with the same terms as the unit warrants. The fair value of the broker warrants upon issuance was determined to be $123,981 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.30% and an expected remaining life - 2.84 years.

a)	Options

The Company has established a stock option plan for its directors, officers, employees, and consultants under which the Company may grant options (each, an “Option”) from time to time to acquire Shares. The exercise price of each Option shall be determined by the Board of Directors. Options may be granted for a maximum term of five years from the date of grant. Options are non-transferable and expire immediately upon termination of employment for cause, or within 30 days of termination of employment for cause, or within 30 days of termination of employment or holding office as director or officer of the Company or in the case of death. Unless otherwise provided in the applicable grant agreement, Options fully vest upon the grant thereof.

During the year ended January 31, 2021, the Company granted 80,181 options exercisable at CAD$6.95 until November 9, 2025. 40,876 of the options vested on November 23, 2020, with the remaining options vesting on November 23, 2021. The fair value of the options was determined to be $145,933 and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 100%, risk-free interest rate - 0.25% and an expected remaining life - 5 years.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

During the year ended October 31, 2022, the Company recognized share-based compensation expense of $7,861 for the vesting of options (9 months ended October 31, 2021 - $92,276; 12 months ended January 31, 2021 - $145,933).

As at October 31, 2022, October 31, 2021, and January 31, 2021, 80,181 options with an exercise price of CAD$6.90, expiring on November 9, 2025, were outstanding and exercisable.

b)	Warrants

During the year ended October 31, 2022, the Company granted 360,577 warrants of the Company related to its December Senior Secured Promissory Notes. These warrants have an exercise price of $4.16, expiring on August 4, 2027. These warrants have a cashless exercise provision and are accounted for as derivative liabilities, see Note 13.

During the year ended October 31, 2022, the Company issued 3,728,549 warrants of the Company as part of its IPO. These warrants have an exercise price of $4.16, expiring on August 4, 2027. These warrants have a cashless exercise provision and are accounted for as derivative liabilities, see Note 13.

During the year ended October 31, 2022, the Company issued 262,841 warrants of the Company to the underwriter of its IPO. These warrants have an exercise price of $5.20, expiring on August 4, 2027.

During the year ended January 31, 2021, in connection with a private placement, the Company issued 267,745 warrants with an exercise price of CAD$3.47 ($2.66) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period see Note 13. 661 broker warrants with the same terms were also issued.

During the year ended January 31, 2021, in connection with a private placement, the Company issued 401,354 warrants with an exercise price of CAD$10.42 ($7.80) per warrant with an expiry date of twenty-four months from the Liquidity Event. As the warrants have an exercise price denominated in a currency other than the Company’s functional currency, they are derivative financial instruments measured at fair value at the end of each reporting period, see Note 13. 60,498 broker warrants with the same terms were also issued.

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, January 31, 2020	-	$-
Granted	730,258	7.87
Outstanding, January 31, 2021 and October 31, 2021	730,258	$7.87
Granted	4,351,967	4.22
Outstanding, October 31, 2022	5,082,225	$4.75

The following table discloses the number of warrants outstanding as at October 31, 2022:

Number of warrants	Price	Expiry date
181,869	CAD$3.47	June 30, 2023
86,537	$2.85	June 30, 2023
461,852	CAD$10.42	June 30, 2023
4,089,126	$4.16	August 4, 2027
262,841	$5.20	August 4, 2027
5,082,225

As at October 31, 2022, the weighted average life remaining of warrants outstanding is 4.17 years.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

12.	SHARE CAPITAL (continued)

c)	Restricted Share Awards

On June 30, 2022, the Company issued 492,228 Restricted Share Awards (“RSU” or “RSU’s”) to directors of the Company. The RSU’s vest over a period of three years, in three equal tranches on the first, second, and third anniversaries of the grant date. At October 31, 2022, none of the RSU’s had vested. The Company recognizes the share-based payment expense over the vesting terms. The share-based compensation costs for the RSU’s are based on the share price at the date of grant at a price of $2.85 per RSU.

During the year ended October 31, 2022, the Company recognized share-based compensation expense of $271,761 for the vesting of RSUs (9 months ended October 31, 2021 - $nil, 12 months ended January 31, 2021 - $nil).

	Number of RSUs	Weighted average grant date fair value
Outstanding, January 31, 2021 and October 31, 2021	-	$-
Granted	492,228	2.85
Outstanding, October 31, 2022	492,228	$2.85
Vested, October 31, 2022	-	$-

Number of shares outstanding																					3.86
Number of shares issued			112,743		90,194		36,078																								90,194
Par value per share | (per share)			$ 1.66		$ 4.17		$ 4.17																							$ 2.20	$ 5.56	$ 5.56
Exercise price of outstanding share options | $ / shares	$ 4.16
Proceeds from share issuance | $	$ 15,510,764
Fair value of warrants | $	5,047,704														$ 1,582,977	$ 1,242,580	$ 1,490,059	$ 1,490,059
Expected dividend yield																0.00%	0.00%
Expected volatility																100.00%	100.00%
Risk-free interest rate																1.11%	0.25%
Expected remaining life																	5 years
Payments for share issue costs | $	1,840,861															$ 1,840,861
Underwriting fees | $	1,085,753
Legal fee | $	500,000
Other expenses, by nature | $	$ 255,108
Number of warrants, granted																4,351,967	730,258
Share-based compensation | $			$ 459,863
Proceeds from issue of shares			183,945	$ 250,000	$ 377,239	$ 525,000	$ 150,898	$ 200,000
Consulting fees | $			275,918
Options granted term																5 years
Number of share options granted in share-based payment arrangement																	80,181
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares																		$ 6.95
Options vested		40,876
Weighted average fair value at measurement date, share options granted | $																	$ 145,933	$ 145,933
Number of share options outstanding in share-based payment arrangement | Segment																	80,181	80,181
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares																							$ 6.90
Granted price | $ / shares																$ 4.22	$ 7.87
Weighted average life remaining of warrants outstanding																4 years 2 months 1 day
Vesting options [member]
IfrsStatementLineItems [Line Items]
Share-based compensation | $															$ 92,276	$ 7,861	$ 145,933
Restricted share awards [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																492,228
Share-based compensation | $																$ 271,761
Granted price | $ / shares																$ 2.85
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			50,000	2,277
Share-based compensation | $																			$ 140,310	$ 12,658
December and april senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	757,212
Share-based compensation | $	$ 2,124,886
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield																0.00%
Expected volatility																66.00%
Risk-free interest rate																279.00%
IPO [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,728,549
Par value per share | $ / shares	$ 4.16
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%										0.00%	0.00%	0.00%	0.00%
Expected volatility	66.00%										100.00%	100.00%	100.00%	100.00%
Risk-free interest rate	2.79%										0.28%	0.28%	0.28%	0.28%
Expected remaining life	5 years										2 years 11 months 12 days	2 years 11 months 12 days	2 years 11 months 12 days	2 years 11 months 12 days
Number of warrants, granted	262,841																267,745
Exercise price | (per share)	$ 5.20										$ 2.59		$ 2.59												$ 3.47		$ 3.47
Granted price | (per share)																	$ 2.66	$ 3.47
Warrants expiry date																Aug. 04, 2027
Warrant reserve [member] | December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																360,577
Granted price | $ / shares																$ 4.16
Underwriter warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	66.00%
Risk-free interest rate	2.92%
Expected remaining life	5 years
Fair value of warrant | $	$ 318,581
Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											535,491
Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													535,491
Par value per share | (per share)											$ 1.66		$ 1.66												2.32		$ 2.32
Fair value of warrants | $											$ 178,955		$ 178,955
Proceeds from issue of shares											$ 746,365	$ 1,240,198	$ 746,365	$ 1,240,198
Brokered private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									756,230		756,230
Par value per share | (per share)									$ 5.17		$ 5.17													$ 6.95	6.95
Proceeds from share issuance									$ 3,217,886	$ 5,311,684	$ 3,217,886	$ 5,311,684
Fair value of warrants | $									821,346																	$ 821,346
Paid finders fees | $									$ 400,083		$ 400,083
Number of shares issued, fees									179,434	179,434	179,434	179,434
Brokered warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									236,073		236,073
Fair value of warrants | $									$ 123,981		$ 123,981
Expected dividend yield									0.00%	0.00%	0.00%	0.00%
Expected volatility									100.00%	100.00%	100.00%	100.00%
Risk-free interest rate									0.30%	0.30%	0.30%	0.30%
Expected remaining life									2 years 10 months 2 days	2 years 10 months 2 days	2 years 10 months 2 days	2 years 10 months 2 days
Exercise price | (per share)									$ 7.80		$ 7.80													$ 10.42	$ 10.42
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																	661
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																	401,354
Granted price | (per share)																	$ 7.80	$ 10.42
Broker warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																	60,498
Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares, cancelled																						316,023
Number of shares issued																												489,026
Share-based compensation | $																												$ 1,997,611
Director [Member] | Restricted share awards [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																													492,228
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued							108,233
Share-based compensation | $			$ 2,074,902				$ 452,694
Number of shares issued, services			508,696
Class A shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																					6,824,127
Class B shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																					7,130,223
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																					3,615,116
IPO [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																3,728,549
Granted price | $ / shares																$ 4.16
Underwriters [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted																262,841
Granted price | $ / shares																$ 5.20